Capital - Asset management operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset management operations
Regulatory and other surplus
Beginning of year	£ 814	£ 733
Gains during the year	586	469
Movement in capital requirement	(73)	(54)
Capital injection	6
Distributions made to the parent company	(433)	(387)
Exchange and other movements	(24)	53
End of year	876	814
M&G Prudential asset management
Regulatory and other surplus
Beginning of year	405
Gains during the year	401
Movement in capital requirement	(65)
Distributions made to the parent company	(322)
End of year	419	405
Asset management (US)
Regulatory and other surplus
Beginning of year	205
Gains during the year	43
Capital injection	6
Exchange and other movements	(19)
End of year	235	205
Asia asset management
Regulatory and other surplus
Beginning of year	204
Gains during the year	142
Movement in capital requirement	(8)
Distributions made to the parent company	(111)
Exchange and other movements	(5)
End of year	£ 222	£ 204